Changes in the scope of the consolidated condensed interim financial statements (Details) $ in Thousands	May 24, 2019 USD ($) MW	Dec. 28, 2018 USD ($) TransmissionLine	Oct. 10, 2018 USD ($)	Jun. 30, 2019 USD ($)	May 09, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 13, 2018 USD ($)	Dec. 11, 2018 USD ($)	Nov. 27, 2018	Feb. 28, 2018 USD ($)
Business acquisition [Abstract]
Investments carried under the equity method				$ 135,496		$ 53,419
Current assets				1,139,696		1,127,695
Project debt long term				(4,204,804)		(4,826,659)
Deferred tax liabilities				(247,412)		(211,000)
Project debt short term				$ (792,616)		(264,455)
Algonquin [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired									16.47%
Asset Acquisition [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Purchase price						76,604
Business acquisition [Abstract]
Concessional assets						155,909
Investments carried under the equity method						1
Current assets						5,646
Project debt long term						(79,016)
Deferred tax liabilities						(590)
Project debt short term						(2,346)
Other current and non-current liabilities						(3,000)
Asset acquisition - purchase price						(76,604)
Net result of the asset acquisition						$ 0
Mini- Hydro [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired										100.00%
Purchase price										$ 9,327
Business acquisition [Abstract]
Asset acquisition - purchase price										$ (9,327)
Pemex Transportation System [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired			5.00%
Consideration initial amount will be disbursed as construction progresses			$ 7,000
Additional ownership percentage to be acquired			65.00%
Remaining ownership percentage to be acquired one year after COD			30.00%
Total estimated equity investment			$ 150,000
Chile TL3 [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Purchase price								$ 6,000
Business acquisition [Abstract]
Asset acquisition - purchase price								$ (6,000)
Melowind [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Percentage interest acquired							100.00%
Purchase price							$ 45,000
Business acquisition [Abstract]
Asset acquisition - purchase price							$ (45,000)
Power Substation [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Purchase price		$ 16,000
Number of transmission lines acquired | TransmissionLine		2
Business acquisition [Abstract]
Asset acquisition - purchase price		$ (16,000)
Amherst Island [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Gross capacity | MW	75
Total investment	$ 97,200
Business acquisition [Abstract]
Investments carried under the equity method	4,900				$ 4,900
Amherst Island [Member] | Algonquin [Member]
Business acquisition [Abstract]
Investments carried under the equity method	$ 92,300